Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2017
Redeemable noncontrolling interests
Redeemable noncontrolling interests
	2016	2017
	RMB	RMB

Balance as of January 1	1,697,718	3,939,646
Issuance of shares of the Group’s subsidiaries	2,036,641	1,353,293
Conversion of redeemable noncontrolling interests to ordinary shares	-	(5,323,103)
Accretion to redeemable noncontrolling interests	205,287	332,117

	3,939,646	301,953